Intangible Assets (Details) - Finite-lived Intangible Assets Future Amortization Expense - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite lived Intangible Assets Future Amortization Expense [Line Items]
2015 (remaining 9 months)	$ 102	$ 322
2016	202	322
2017	202	322
2018	202	322
2019	48	149
Total	756	1,437	$ 640
Urgent And Primary Care [Member]
Finite lived Intangible Assets Future Amortization Expense [Line Items]
2015 (remaining 9 months)	38	194
2016	74	194
2017	74	194
2018	74	194
2019	48	149
Total	308	925	$ 0
Ancillary Care Services [Member]
Finite lived Intangible Assets Future Amortization Expense [Line Items]
2015 (remaining 9 months)	64	128
2016	128	128
2017	128	128
2018	128	128
2019	0	0
Total	$ 448	$ 512